Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Parenthetical) (Detail) - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Energy Business Sector [Member] | Special Mention or Classified Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Energy loans	$ 1.2	$ 1.1
Energy total outstanding commitments	2.8	1.9
Trouble Debt Restructure [Member] | Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment [Line Items]
Restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified with a pass rating	1.6	1.9
GNMA loans 90 days or more past due whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified with a pass rating	$ 2.5	$ 2.9